Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net [Abstract]
Intangible assets, net

10. Intangible assets, net

Intangible assets consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Production license	28,779,986	28,779,986	4,578,790
Accumulated amortization	(11,478,729)	(15,304,972)	(2,434,965)
Intangible assets, net	17,301,257	13,475,014	2,143,825

The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB3,826,243, RMB3,826,243 and RMB3,826,243 ($608,741), respectively. No impairment provision has been charged for the years ended December 31, 2010, 2011 and 2012.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2013	3,826,243
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	13,475,014